Research Agreements (Details)	3 Months Ended		12 Months Ended										3 Months Ended		12 Months Ended			1 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended									3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	0 Months Ended				3 Months Ended		12 Months Ended							1 Months Ended		3 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 Series A-5 USD ($)	Dec. 31, 2013 Series A-5	Dec. 31, 2012 Series A-5	Mar. 31, 2014 Series A-6 USD ($)	Dec. 31, 2013 Series A-6	Dec. 31, 2012 Series A-6	Mar. 31, 2014 Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Maximum USD ($) item	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Maximum USD ($) item	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Trial Nordic USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Trial Nordic Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Trial Nordic Maximum EUR (€)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Trial Nordic Series A-6 Maximum USD ($)	Feb. 28, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Pass-through costs USD ($)	Mar. 31, 2013 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial item	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Per patient costs for enrolled patients USD ($)	Mar. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Per patient costs for enrolled patients USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Per patient costs for enrolled patients USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Per patient costs for enrolled patients USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Trial Per patient costs for enrolled patients USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Trial Per patient costs for enrolled patients USD ($)	Mar. 31, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Trial Per patient costs for enrolled patients USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Trial Per patient costs for enrolled patients USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Trial Per patient costs for enrolled patients USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients USD ($)	Mar. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)	Feb. 28, 2013 Clinical Trial Services Agreement NB-3 Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement NB-3 Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)	Feb. 28, 2013 Clinical Trial Services Agreement NB-3 Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement NB-3 Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial item	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial United States item	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial United States item	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial United States Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial United States Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial United States Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial United States Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial India item	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial India item	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial India Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial India Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial India Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Trial India Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial item	Mar. 31, 2014 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Trial Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Fourth Amendment Abaloparatide-SC Phase 3 Clinical Trial Nordic USD ($) item	Mar. 31, 2014 Clinical Trial Services Agreement Fourth Amendment Abaloparatide-SC Phase 3 Clinical Trial Nordic Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($) item	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	May 17, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-5 USD ($)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-5 EUR (€)	May 17, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-5 Former Operating Company	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-6 USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-6 Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-6 Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-6 Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-6 Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-6 Minimum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Trial Nordic Series A-6 Minimum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-TD Phase 2 Clinical Trial Nordic Series A-6	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-TD Phase 2 Clinical Trial Nordic Series A-6 Minimum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Minimum USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic EUR (€)	Mar. 31, 2014 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Mar. 31, 2014 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic EUR (€)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)
Research Agreements
Number of countries where study was to be conducted																												10																																					12
Number of additional countries where study will be conducted																																																		2
Number of additional study sites																																																			5	5					15	15
Final payments, number of euro-denominated installments													2	2	2	2
Final payments, number of U.S dollar-denominated installments													2	2	2	2
Amount of euro-denominated payments required over the course of Clinical Trial													$ 56,700,000	€ 41,200,000	$ 56,700,000	€ 41,200,000		$ 5,000,000	€ 3,600,000																							$ 10,300,000	€ 7,500,000	$ 6,200,000	€ 4,500,000	$ 4,100,000	€ 3,000,000						$ 1,700,000	€ 1,200,000	$ 1,700,000	€ 1,200,000			$ 988,775	€ 717,700	$ 988,919	€ 717,700								$ 5,100,000	€ 3,700,000	$ 5,100,000	€ 3,700,000																													$ 4,100,000	€ 3,000,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Trial													3,200,000		3,200,000			300,000																								1,100,000		600,000		527,740							143,369		143,369				289,663		289,663									205,540		205,540																														500,000
Value of shares agreed to be purchased																																																																															371,864
Purchase price per share of convertible preferred stock (in dollars per share)						$ 81.42			$ 81.42			$ 81.42																																																																		$ 8.142								$ 81.42	$ 81.42		$ 81.42						$ 81.42
Additional term provided for standard-of-care treatment																					18 months																																																																											18 months	18 months
Dividend declared (in shares)																																																																												186,847	186,847				438,124							32,215		25,772
Stock dividends declared																																																																													29
Number of shares issued						6,443	6,443	6,443	682,958	496,111	0																																																																	186,847	186,847
Payments owed to be changed from the right to receive stock to the right to receive cash payment, if an IPO occurs prior to May 31, 2014																																																																												4,300,000
Number of equal monthly installments for cash payments																																																																												10
Amount of equal monthly installments for cash payments																																																																												430,000	430,000
Shares sold																																																																														64,430
Proceeds from issuance of shares																																																																														525,154
Number of shares exchanged in the Merger																																																																																6,443
Aggregate value of quarterly stock dividends, payable in shares																				2,900,000																												4,100,000	3,000,000																																	50,700,000	36,800,000	50,700,000	36,800,000						6,200,000	4,500,000	10,300,000	7,500,000								4,100,000	3,000,000
Aggregate U.S. dollar value of quarterly stock dividends, payable in shares																																																527,740																																											300,000		800,000									500,000
Number of shares due to the counter party																																																																																	438,124							32,215		25,772
Number of shares due to the counter party after conversion of stock																																																																																	1,921,596							141,294		113,035
Amount reflected in accrued expenses and other current liabilities resulting from services payable in cash																	500,000					1,300,000							12,500,000																																																				11,600,000									500,000
Assets reflected in prepaid expenses and other current assets resulting from services which are payable in the form of a stock dividend																						900,000							300,000
Amount of initial payments for Euro-denominated installments																																																																																																300,000	222,573	1,100,000	806,468	1,100,000	806,468
Maximum aggregate amount of additional payments																																																																											5,000,000
Amount of additional performance incentive payable to every specified patient																																																																										500,000
Number of patients to whom additional performance incentive is payable																																																																										50
Period for which research and development expense is recognized																														20 months		20 months			9 months		9 months		9 months		9 months																						19 months	19 months
Research and development expense	9,717,000	17,287,000	60,536,000	54,961,000	36,179,000																		300,000	1,100,000	3,900,000	6,000,000	5,000,000			4,500,000	9,100,000	31,600,000	30,800,000	5,100,000		1,700,000	4,100,000	1,400,000	2,500,000	500,000	4,500,000
Reduction in amount of euro-denominated payments required over the course of clinical study																																																																		$ 16,451	€ 11,941	$ 16,454	€ 11,941